Condensed Consolidated Statements of Convertible Preferred Stock and Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Convertible Preferred Stock	Special Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance (in Shares) at Dec. 31, 2018	50,588,630	1	3,867,136
Balance at Dec. 31, 2018	$ 35,691		$ 4	$ 996		$ (21,735)	$ (20,735)
Retroactive application of Exchange Ratio (in Shares)	51,260,712	1	3,918,511
Retroactive application of Exchange Ratio			$ (3)	3
Balance as adjusted (in Shares)	101,849,342	2	7,785,647
Balance as adjusted	$ 35,691		$ 1	999		(21,735)	(20,735)
Balance (in Shares) at Dec. 31, 2019	58,554,536		4,053,489
Balance at Dec. 31, 2019	$ 45,932		$ 4	1,306		(29,172)	(27,862)
Retroactive application of Exchange Ratio (in Shares)	59,332,446		4,107,339
Retroactive application of Exchange Ratio			$ (3)	3
Balance as adjusted (in Shares)	117,886,982		8,160,828
Balance as adjusted	$ 45,932		$ 1	1,309		(29,172)	(27,862)
Net loss						(7,437)	(7,437)
Issuance of preferred shares, net of issuance costs of $20.0 thousand (in Shares)	16,037,640
Issuance of preferred shares, net of issuance costs of $20.0 thousand	$ 10,241
Special Stock conversion (in Shares)		(2)	2
Share-based compensation				278			278
Shares issued for stock options exercised				32			32
Shares issued for stock options exercised (in Shares)			375,179
Balance (in Shares) at Dec. 31, 2020	117,886,982		8,160,828
Balance at Dec. 31, 2020	$ 45,932		$ 1	1,309		(29,172)	(27,862)
Net loss						(4,056)	(4,056)
Other comprehensive loss					(12)		(12)
Share-based compensation				211			211
Shares issued for stock options exercised				214			214
Shares issued for stock options exercised (in Shares)			2,173,524
Shares issued for stock warrants exercised				30			30
Shares issued for stock warrants exercised (in Shares)			199,315
Balance (in Shares) at Mar. 31, 2021	117,886,982		10,533,667
Balance at Mar. 31, 2021	$ 45,932		$ 1	1,764	(12)	(33,228)	(31,475)
Balance (in Shares) at Dec. 31, 2020	117,886,982		8,160,828
Balance at Dec. 31, 2020	$ 45,932		$ 1	1,309		(29,172)	(27,862)
Net loss						(137,408)	(137,408)
Other comprehensive loss					(4)		(4)
Share-based compensation				11,380			11,380
Shares issued for stock options exercised				462			462
Shares issued for stock options exercised (in Shares)			4,756,937
Shares issued for stock warrants exercised				30			30
Shares issued for stock warrants exercised (in Shares)			199,315
Conversion of preferred stock to common stock (in Shares)	(117,886,982)		121,038,967
Conversion of preferred stock to common stock	$ (45,932)		$ 12	45,920			45,932
Conversion of stock warrants to common stock				3,011			3,011
Conversion of stock warrants to common stock (in Shares)			582,509
Conversion of SAFE instruments to common stock			$ 2	170,316			170,318
Conversion of SAFE instruments to common stock (in Shares)			20,080,464
Reverse recapitalization and PIPE financing, net			$ 3	148,196			148,199
Reverse recapitalization and PIPE financing, net (in Shares)			28,548,017
Balance (in Shares) at Dec. 31, 2021			183,367,037
Balance at Dec. 31, 2021			$ 18	380,624	(4)	(166,580)	214,058
Net loss						(58,968)	(58,968)
Other comprehensive loss					(380)		(380)
Share-based compensation				12,982			12,982
Shares issued for stock options exercised			$ 1	271			272
Shares issued for stock options exercised (in Shares)			2,754,244
Project Warrants and Collaboration Warrants Compensation (see Note 3)				9,339			9,339
Balance (in Shares) at Mar. 31, 2022			186,121,281
Balance at Mar. 31, 2022			$ 19	$ 403,216	$ (384)	$ (225,548)	$ 177,303